Fair Value Disclosures - Assets and Liabilities Measured on Nonrecurring Basis (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	$ 407	$ 769	$ 239
Foreclosed assets	3,524	3,254	2,386
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	0	0	0
Foreclosed assets	0	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	0	0	0
Foreclosed assets	0	0	0
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	407	769	239
Foreclosed assets	$ 3,524	$ 3,254	$ 2,386